SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Schedule of Condensed Income Statements

06/30/2021	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	25,641	11,549	2,048	483	19,019	(18,796)	39,944
Personnel expenses	(155)	(3)	(52)	(91)	(2,684)	—	(2,985)
Depreciation and amortization	(93)	(2)	(1)	(50)	(231)	—	(377)
Other operating expenses	(27,543)	(16,391)	(3,750)	(674)	(20,116)	18,779	(49,695)
Operating expenses	(27,791)	(16,396)	(3,803)	(815)	(23,031)	18,779	(53,057)
OPERATING INCOME/(LOSS)	(2,150)	(4,847)	(1,755)	(332)	(4,012)	(17)	(13,113)
Finance income	(2)	192	3	3	188	(251)	133
Finance costs	—	(9)	(3)	(39)	(255)	241	(65)
Net financial results	(2)	183	—	(36)	(67)	(10)	68
NET INCOME/(LOSS) BEFORE TAX	(2,152)	(4,664)	(1,755)	(368)	(4,079)	(27)	(13,045)
Income tax benefit/(expense)	181	—	—	—	(403)	—	(222)
NET INCOME/(LOSS) FOR THE PERIOD	(1,971)	(4,664)	(1,755)	(368)	(4,482)	(27)	(13,267)
Attributable to equity holders of the Parent	(1,971)	(4,664)	(1,755)	(401)	(4,482)	(27)	(13,300)
Attributable to non-controlling interests	—	—	—	33	—	—	33

06/30/2020	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	21,512	6,940	870	118	13,991	(13,456)	29,975
Personnel expenses	(129)	(9)	(57)	(85)	(2,331)	—	(2,611)
Depreciation and amortization	(287)	(1)	—	—	(255)	—	(543)
Other operating expenses	(18,857)	(10,299)	(1,265)	(181)	(15,435)	13,427	(32,610)
Operating expenses	(19,273)	(10,309)	(1,322)	(266)	(18,021)	13,427	(35,764)
OPERATING INCOME/(LOSS)	2,239	(3,369)	(452)	(148)	(4,030)	(29)	(5,789)
Finance income	—	17	—	—	285	(255)	47
Finance costs	(4)	(1)	—	(55)	(328)	96	(292)
Net financial results	(4)	16	—	(55)	(43)	(159)	(245)
NET INCOME/(LOSS) BEFORE TAX	2,235	(3,353)	(452)	(203)	(4,073)	(188)	(6,034)
Income tax benefit/(expense)	(559)	—	—	62	(245)	(1)	(743)
NET INCOME/(LOSS) FOR THE PERIOD	1,676	(3,353)	(452)	(141)	(4,318)	(189)	(6,777)
Attributable to equity holders of the Parent	1,676	(3,353)	(452)	(137)	(4,318)	(189)	(6,773)
Attributable to non-controlling interests	—	—	—	(4)	—	—	(4)

Schedule of Financial Position

06/30/2021	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	124	14	6	148	9,044	(8,438)	898
Current assets	23,140	1,834	951	587	25,627	(41,052)	11,087
Trade receivables and other current assets	16,786	—	1	59	24,108	(39,781)	1,173
Current financial assets	2,089	975	330	198	1,039	(1,301)	3,330
Cash and cash equivalents	4,265	859	620	330	480	30	6,584
Total Assets	23,264	1,848	957	735	34,671	(49,490)	11,985
EQUITY	11,063	(9,160)	(2,345)	614	(5,903)	(2,223)	(7,955)
CURRENT LIABILITIES	12,201	11,008	3,302	121	40,574	(47,267)	19,940
Lease obligations	3	—	—	—	—	—	3
Provisions	—	—	—	—	49	—	49
Borrowings	3,912	—	—	(36)	24,996	(27,733)	1,139
Trade payables and other current liabilities	8,286	11,008	3,302	157	15,529	(19,534)	18,749
Total EQUITY AND LIABILITIES	23,264	1,848	957	735	34,671	(49,490)	11,985

12/31/2020	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	213	3	6	197	9,159	(8,334)	1,244
Current assets	21,734	5,047	1,186	651	14,891	(26,205)	17,304
Trade receivables and other current assets	13,605	—	—	486	12,885	(25,330)	1,646
Current financial assets	3,020	1,025	408	129	1,050	(875)	4,757
Cash and cash equivalents	5,109	4,022	778	36	956	—	10,901
Total Assets	21,947	5,050	1,192	848	24,050	(34,539)	18,548
EQUITY	(15,232)	(5,462)	(1,001)	(1,164)	(16,823)	(243)	(39,925)
NON-CURRENT LIABILITIES	21,191	—	—	—	250	—	21,441
CURRENT LIABILITIES	15,988	10,512	2,193	2,012	40,623	(34,296)	37,032
Lease obligations	9	—	—	—	—	—	9
Provisions	—	—	—	—	15	—	15
Borrowings	7,391	—	—	1,238	31,286	(22,138)	17,777
Trade payables and other current liabilities	8,588	10,512	2,193	774	9,322	(12,158)	19,231
Total EQUITY AND LIABILITIES	21,947	5,050	1,192	848	24,050	(34,539)	18,548

Codere Online Business [Member]
Reserve Quantities [Line Items]
Schedule of Condensed Income Statements

12/31/2020	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	48,279	18,422	2,355	329	31,046	(29,934)	70,497
Personnel expenses	(275)	(18)	(108)	(174)	(4,582)	—	(5,157)
Depreciation and amortization	(470)	(1)	(2)	(3)	(456)	—	(932)
Other operating expenses	(43,230)	(26,277)	(3,497)	(289)	(35,298)	29,934	(78,657)
Operating expenses	(43,975)	(26,296)	(3,607)	(466)	(40,336)	29,934	(84,746)
OPERATING INCOME/(LOSS)	4,304	(7,874)	(1,252)	(137)	(9,290)	—	(14,249)
Finance income	—	—	—	—	602	(434)	168
Finance costs	(332)	7	—	(101)	(696)	434	(688)
Net financial results	(332)	7	—	(101)	(94)	—	(520)
NET INCOME/(LOSS) BEFORE TAX	3,972	(7,867)	(1,252)	(238)	(9,384)	—	(14,769)
Income tax benefit/(expense)	(1,077)	—	—	118	(551)	—	(1,510)
NET INCOME/(LOSS) FOR THE YEAR	2,895	(7,867)	(1,252)	(120)	(9,935)	—	(16,279)
Attributable to equity holders of the Parent	2,895	(7,867)	(1,252)	(115)	(9,935)	—	(16,274)
Attributable to non-controlling interests	—	—	—	(5)	—	—	(5)

4.	SEGMENT INFORMATION (cont.)

12/31/2019	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	44,058	15,222	1,505	731	27,743	(27,676)	61,583
Personnel expenses	(234)	(6)	(79)	—	(4,783)	—	(5,102)
Depreciation and amortization	(746)	(1)	—	—	(446)	—	(1,193)
Other operating expenses	(44,125)	(21,754)	(3,909)	(550)	(28,503)	27,676	(71,165)
Operating expenses	(45,105)	(21,761)	(3,988)	(550)	(33,732)	27,676	(77,460)
OPERATING INCOME/(LOSS)	(1,047)	(6,539)	(2,483)	181	(5,989)	—	(15,877)
Finance income	—	—	—	—	232	(232)	—
Finance costs	(3)	—	—	(126)	(372)	232	(269)
Net financial results	(3)	—	—	(126)	(140)	—	(269)
NET INCOME/(LOSS) BEFORE TAX	(1,050)	(6,539)	(2,483)	55	(6,129)	—	(16,146)
Income tax benefit/(expense)	400	—	—	38	(385)	—	53
NET INCOME/(LOSS) FOR THE YEAR	(650)	(6,539)	(2,483)	93	(6,514)	—	(16,093)
Attributable to equity holders of the Parent	(650)	(6,539)	(2,483)	(5)	(6,514)	—	(16,191)
Attributable to non-controlling interests	—	—	—	98	—	—	98

Schedule of Financial Position

12/31/2020	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	213	3	6	197	9,159	(8,334)	1,244
Current assets	21,734	5,047	1,186	651	14,891	(26,205)	17,304
Trade receivables and other current assets	13,605	—	—	486	12,885	(25,330)	1,646
Current financial assets	3,020	1,025	408	129	1,050	(875)	4,757
Cash and cash equivalents	5,109	4,022	778	36	956	—	10,901
Total Assets	21,947	5,050	1,192	848	24,050	(34,539)	18,548
EQUITY	(15,232)	(5,462)	(1,001)	(1,164)	(16,823)	(243)	(39,925)
NON-CURRENT LIABILITIES	21,191	—	—	—	250	—	21,441
CURRENT LIABILITIES	15,988	10,512	2,193	2,012	40,623	(34,296)	37,032
Lease obligations	9	—	—	—	—	—	9
Provisions	—	—	—	—	15	—	15
Borrowings	7,391	—	—	1,238	31,286	(22,138)	17,777
Trade payables and other current liabilities	8,588	10,512	2,193	774	9,322	(12,158)	19,231
Total EQUITY AND LIABILITIES	21,947	5,050	1,192	848	24,050	(34,539)	18,548

12/31/2019	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	659	2	—	200	9,001	(7,759)	2,103
Current assets	37,862	1,690	21	360	14,808	(12,617)	42,124
Trade receivables and other current assets	29,312	—	—	288	12,408	(12,276)	29,732
Current financial assets	4,143	—	—	72	500	(341)	4,374
Cash and cash equivalents	4,407	1,690	21	—	1,900	—	8,018
Total Assets	38,521	1,692	21	560	23,809	(20,376)	44,227
EQUITY	(18,163)	(4,000)	(1,181)	(1,039)	(6,708)	(242)	(31,333)
NON-CURRENT LIABILITIES	21,191	—	—	—	250	—	21,441
CURRENT LIABILITIES	35,493	5,692	1,202	1,599	30,267	(20,134)	54,119
Lease obligations	—	—	—	—	—	—	—
Provisions	37	—	—	—	95	—	132
Borrowings	19,993	—	—	1,488	17,307	(8,552)	30,236
Trade payables and other current liabilities	15,463	5,692	1,202	111	12,865	(11,582)	23,751
Total EQUITY AND LIABILITIES	38,521	1,692	21	560	23,809	(20,376)	44,227

01/01/2019	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	1,396	—	—	100	2,515	(990)	3,021
Current assets	31,280	—	—	285	6,568	(5,080)	33,053
Trade receivables and other current assets	26,957	—	—	285	5,219	(4,679)	27,782
Current financial assets	2,273	—	—	—	769	(401)	2,641
Cash and cash equivalents	2,050	—	—	—	580	—	2,630
Total Assets	32,676	—	—	385	9,083	(6,070)	36,074
EQUITY	(16,230)	(683)	(56)	(988)	(1,109)	(284)	(19,350)
NON-CURRENT LIABILITIES	13,541	—	—	—	901	(901)	13,541
CURRENT LIABILITIES	35,365	683	56	1,373	9,291	(4,885)	41,883
Lease obligations	—	—	—	—	—	—	—
Provisions	—	—	—	—	19	—	19
Borrowings	22,940	—	—	1,308	2,652	(850)	26,050
Trade payables and other current liabilities	12,425	683	56	65	6,620	(4,035)	15,814
Total EQUITY AND LIABILITIES	32,676	—	—	385	9,083	(6,070)	36,074